Shareholder Report, Average Annual Return (Details) 197298_Pacer Swan SOS Conservative -July- ETF_TF_TSR Annual {TF}	12 Months Ended	52 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Swan SOS Conservative (July) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Conservative (July) ETF NAV
Average Annual Return, Percent	13.74%	8.97%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	12.97%
S&P 500 Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Average Annual Return, Percent	19.89%	11.31%